Equity - Share repurchase program (Details) - USD ($) $ in Thousands	May 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023
Equity [Abstract]
Share repurchase program, authorized amount	$ 500,000	$ 500,000	$ 250,000	$ 500,000	$ 650,000	$ 500,000	$ 500,000	$ 500,000